Document and Entity Information	Dec. 07, 2022
Cover [Abstract]
Entity Registrant Name	VALVOLINE INC
Amendment Flag	false
Entity Central Index Key	0001674910
Document Type	8-K
Document Period End Date	Dec. 07, 2022
Entity Incorporation State Country Code	KY
Entity File Number	001-37884
Entity Tax Identification Number	30-0939371
Entity Address, Address Line One	100 Valvoline Way
Entity Address, City or Town	Lexington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40509
City Area Code	(859)
Local Phone Number	357-7777
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	VVV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false